ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS - Additional (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	30,015,905	30,033,379
Ordinary shares, outstanding	30,015,905	30,003,379
Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	900,000,000	900,000,000
Ordinary shares, issued	101,143,806	99,626,332
Ordinary shares, outstanding	101,143,806	96,995,110
Parent company | Reportable legal entities | Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	30,015,905	30,033,379
Ordinary shares, outstanding	30,015,905	30,003,379
Parent company | Reportable legal entities | Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	900,000,000	900,000,000
Ordinary shares, issued	101,143,806	99,626,332
Ordinary shares, outstanding	101,143,806	96,995,110